Acquisitions A-Team Leasing (Details) - USD ($)	Dec. 26, 2020	Dec. 28, 2019	Apr. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 357,263,000
Goodwill	$ 448,258,000	$ 124,521,000	$ 0